Loans (Details 9) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Beginning Balance	$ 11,041,000	$ 10,494,000
Adjustment for CECL implementation		(1,220,000)
Charge-offs	(1,981,000)	(698,000)
Recoveries	551,000	391,000
Provision (recovery) for loan losses	384,000	2,074,000
Loans, Ending Balance	9,995,000	11,041,000
Allowance for credit loss-loans	9,995,000	11,041,000
Allowance for credit losses loan commitments	1,101,000	1,770,000
Total allowance for credit losses	11,096,000	12,811,000
Unallocated
Adjustment for CECL implementation		(1,752,000)
Charge-offs		0	$ 0
Recoveries		0	0
Provision (recovery) for loan losses		0
Allowance for credit loss-loans		0
Allowance for credit losses loan commitments		0
Total allowance for credit losses		0
Loans, Ending Balance		0
Beginning Balance		1,752,000
Consumer And All Other [Member]
Adjustment for CECL implementation		48,000
Charge-offs	(716,000)	(569,000)	(591,000)
Recoveries	165,000	147,000	109,000
Provision (recovery) for loan losses	515,000	405,000
Allowance for credit loss-loans	209,000	245,000
Allowance for credit losses loan commitments	2,000	0
Total allowance for credit losses	211,000	245,000
Loans, Ending Balance	209,000	245,000
Beginning Balance	245,000	214,000
Multifamily and Farmland
Adjustment for CECL implementation		115,000
Charge-offs	0	0	0
Recoveries	0	0	0
Provision (recovery) for loan losses	(22,000)	(11,000)
Allowance for credit loss-loans	246,000	268,000
Allowance for credit losses loan commitments	0	1,000
Total allowance for credit losses	246,000	269,000
Loans, Ending Balance	246,000	268,000
Beginning Balance	268,000	164,000
Construction and Land Development
Beginning Balance	3,913,000	1,415,000
Adjustment for CECL implementation		1,584,000
Charge-offs	0	0	0
Recoveries	0	0	0
Provision (recovery) for loan losses	(528,000)	914,000
Allowance for credit loss-loans	3,385,000	3,913,000
Allowance for credit losses loan commitments	1,096,000	1,759,000
Total allowance for credit losses	4,481,000	5,672,000
Loans, Ending Balance	3,385,000	3,913,000
Single-Family Residential
Adjustment for CECL implementation		64,000
Charge-offs	(131,000)	0	(128,000)
Recoveries	129,000	171,000	229,000
Provision (recovery) for loan losses	(96,000)	164,000
Allowance for credit loss-loans	3,386,000	3,484,000
Allowance for credit losses loan commitments	3,000	8,000
Total allowance for credit losses	3,389,000	3,492,000
Loans, Ending Balance	3,386,000	3,484,000
Beginning Balance	3,484,000	3,085,000
Commercial
Adjustment for CECL implementation		(986,000)
Charge-offs	0	0	0
Recoveries	202,000	6,000	9,000
Provision (recovery) for loan losses	(197,000)	90,000
Allowance for credit loss-loans	2,322,000	2,317,000
Allowance for credit losses loan commitments	0	0
Total allowance for credit losses	2,322,000	2,317,000
Loans, Ending Balance	2,322,000	2,317,000
Beginning Balance	2,317,000	3,207,000
Farm Loans (Not Secured by Real Estate)
Adjustment for CECL implementation		2,000
Charge-offs	0	0	0
Recoveries	0	0	$ 0
Provision (recovery) for loan losses	(1,000)	0
Allowance for credit loss-loans	1,000	2,000
Allowance for credit losses loan commitments	0	0
Total allowance for credit losses	1,000	2,000
Loans, Ending Balance	1,000	2,000
Beginning Balance	$ 2,000	$ 0